Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rendering of engineering consultancy services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rendering of engineering consultancy services	£ 132	£ 87	£ 70